INVENTORIES (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Raw Materials	$ 1,402,292	$ 1,414,996
Work-In-Progress	393,078	518,251
Finished Goods	1,164,362	1,146,691
Total Inventories	$ 2,959,732	$ 3,079,938